Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total sales	$ 6,985,962	$ 6,163,682	$ 20,977,860	$ 17,525,677	$ 23,216,423	$ 15,044,721
Percentage of revenues			100.00%	100.00%	100.00%	100.00%
Fuel [Member]
Product Information [Line Items]
Total sales			$ 20,249,067	$ 17,129,808	$ 22,677,304	$ 14,860,475
Fuel [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues			96.53%	97.74%	97.68%	98.78%
Product and Service, Other [Member]
Product Information [Line Items]
Total sales			$ 728,793	$ 395,869	$ 539,119	$ 184,246
Product and Service, Other [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues			3.47%	2.26%	2.32%	1.22%